Hotel Dispositions, Land Sale, Impairment Charges and Insurance Recoveries (Hotel Dispositions Narrative) (Details) - USD ($) $ in Thousands																	12 Months Ended
	Jan. 09, 2020	Dec. 27, 2019	Aug. 14, 2019	Aug. 06, 2019	Aug. 02, 2019	Jun. 07, 2019	Mar. 05, 2019	Jun. 13, 2018	May 10, 2018	May 01, 2018	Apr. 09, 2018	Feb. 20, 2018	Jan. 17, 2018	Jun. 29, 2017	Mar. 06, 2017	Feb. 01, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 03, 2019
Mortgages
Real Estate Properties [Line Items]
Extinguishment of debt	$ 43,800	$ 16,000				$ 5,200	$ 178,100	$ 1,068,000			$ 971,700		$ 376,800
Marriott in San Antonio | Disposal Group, Disposed of by Sale, Not Discontinued Operations
Real Estate Properties [Line Items]
Consideration of property sold					$ 34,000
Gain (loss) on sale of assets and hotel properties																	$ 2,600
Marriott in San Antonio | Mortgages | Disposal Group, Disposed of by Sale, Not Discontinued Operations
Real Estate Properties [Line Items]
Extinguishment of debt					$ 26,800
Hilton Garden Inn in Wisconsin Dells, Wisconsin | Disposal Group, Disposed of by Sale, Not Discontinued Operations
Real Estate Properties [Line Items]
Consideration of property sold				$ 8,000
Gain (loss) on sale of assets and hotel properties																	(292)
Hilton Garden Inn in Wisconsin Dells, Wisconsin | Mortgages | Disposal Group, Disposed of by Sale, Not Discontinued Operations
Real Estate Properties [Line Items]
Extinguishment of debt				$ 7,700
Marriott in Savannah, Georgia | Disposal Group, Disposed of by Sale, Not Discontinued Operations
Real Estate Properties [Line Items]
Consideration of property sold			$ 29,800
Gain (loss) on sale of assets and hotel properties																	(60)
Marriott in Savannah, Georgia | Mortgages | Disposal Group, Disposed of by Sale, Not Discontinued Operations
Real Estate Properties [Line Items]
Extinguishment of debt			$ 28,800
Jacksonville FL Spring Hill Suites By Marriott | Disposal Group, Disposed of by Sale, Not Discontinued Operations
Real Estate Properties [Line Items]
Consideration of property sold																				$ 11,200
Gain (loss) on sale of assets and hotel properties																	$ 3,800
SpringHill Suites Glen Allen | Disposal Group, Disposed of by Sale, Not Discontinued Operations
Real Estate Properties [Line Items]
Consideration of property sold												$ 10,900
Gain (loss) on sale of assets and hotel properties																		$ (13)
SpringHill Suites Glen Allen | Mortgages | Disposal Group, Disposed of by Sale, Not Discontinued Operations
Real Estate Properties [Line Items]
Extinguishment of debt												$ 7,600
Centerville VA Spring Hill Suites By Marriott | Disposal Group, Disposed of by Sale, Not Discontinued Operations
Real Estate Properties [Line Items]
Consideration of property sold										$ 7,500
Gain (loss) on sale of assets and hotel properties																		98
Centerville VA Spring Hill Suites By Marriott | Mortgages | Disposal Group, Disposed of by Sale, Not Discontinued Operations
Real Estate Properties [Line Items]
Extinguishment of debt										$ 6,600
Residence Inn Tampa | Disposal Group, Disposed of by Sale, Not Discontinued Operations
Real Estate Properties [Line Items]
Consideration of property sold									$ 24,000
Gain (loss) on sale of assets and hotel properties																		$ 390
Residence Inn Tampa | Mortgages | Disposal Group, Disposed of by Sale, Not Discontinued Operations
Real Estate Properties [Line Items]
Extinguishment of debt									$ 22,500
Portsmouth, VA Renaissance | Disposal Group, Disposed of by Sale, Not Discontinued Operations
Real Estate Properties [Line Items]
Consideration of property sold																$ 9,200
Gain (loss) on sale of assets and hotel properties																			$ (43)
Portsmouth, VA Renaissance | Mortgages | Disposal Group, Disposed of by Sale, Not Discontinued Operations
Real Estate Properties [Line Items]
Extinguishment of debt																$ 20,200
Syracuse NY Embassy Suites | Disposal Group, Disposed of by Sale, Not Discontinued Operations
Real Estate Properties [Line Items]
Consideration of property sold															$ 8,800
Gain (loss) on sale of assets and hotel properties																			(40)
Syracuse NY Embassy Suites | Mortgages | Disposal Group, Disposed of by Sale, Not Discontinued Operations
Real Estate Properties [Line Items]
Extinguishment of debt															$ 20,600
Crowne Plaza Ravinia, Atlanta, Georgia | Disposal Group, Disposed of by Sale, Not Discontinued Operations
Real Estate Properties [Line Items]
Consideration of property sold														$ 88,700
Gain (loss) on sale of assets and hotel properties																			$ 14,100
Crowne Plaza Ravinia, Atlanta, Georgia | Mortgages | Disposal Group, Disposed of by Sale, Not Discontinued Operations
Real Estate Properties [Line Items]
Extinguishment of debt														$ 78,700